COMBINED STATEMENTS OF OPERATIONS (Unaudited) (Parenthetical) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Income Statement [Abstract]
Interest expense, capitalized interest	$ 0	$ 198,728	$ 312,944
Gain on disposals, Discontinued operations	$ 82	$ (476,279)